Fair Value Measurements	12 Months Ended
Mar. 31, 2014
Fair Value Measurements

26. Fair value measurements:

In accordance with U.S.GAAP, Toyota classifies fair value into three levels of input as follows which are used to measure it.

Level 1:	Quoted prices in active markets for identical assets or liabilities

Level 2:	Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the assets or liabilities

Level 3:	Unobservable inputs for assets or liabilities

The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis at March 31, 2013 and 2014. Transfers between levels of the fair value are recognized at the end of their respective reporting periods:

	Yen in millions
	March 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	245,264	375,941	—	621,205
Time deposits	—	57,572	—	57,572
Marketable securities and other securities investments
Public and corporate bonds	3,753,451	792,806	6,889	4,553,146
Common stocks	1,401,183	—	—	1,401,183
Other	49,731	518,955	—	568,686
Derivative financial instruments	—	217,745	7,083	224,828

Total	5,449,629	1,963,019	13,972	7,426,620

Liabilities
Derivative financial instruments	—	(196,386)	(1,956)	(198,342)

Total	—	(196,386)	(1,956)	(198,342)

	Yen in millions
	March 31, 2014
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	311,582	401,546	—	713,128
Marketable securities and other securities investments
Public and corporate bonds	5,234,856	920,975	9,092	6,164,923
Common stocks	1,997,196	—	—	1,997,196
Other	54,383	517,950	—	572,333
Derivative financial instruments	—	220,160	7,544	227,704

Total	7,598,017	2,060,631	16,636	9,675,284

Liabilities
Derivative financial instruments	—	(175,645)	—	(175,645)

Total	—	(175,645)	—	(175,645)

The following is description of the assets and liabilities measured at fair value, information about the valuation techniques used to measure fair value, key inputs and significant assumption:

Cash equivalents and time deposits -

Cash equivalents include money market funds and other investments with original maturities of three months or less. Cash equivalents classified in Level 2 include primarily negotiable certificate of deposit with original maturities of three months or less. These are measured at fair value using observable interest rates in the market. Time deposits include negotiable certificate of deposit with original maturities over three months. These are measured at fair value using observable interest rates in the market.

Marketable securities and other securities investments -

Marketable securities and other securities investments include public and corporate bonds, common stocks and other investments. Public and corporate bonds include primarily government bonds and represent 49% of Japanese bonds, and 51% of U.S., European and other bonds as of March 31, 2013, and 50% of Japanese bonds, and 50% of U.S., European and other bonds as of March 31, 2014. Listed stocks on the Japanese stock markets represent 85% and 86% of common stocks as of March 31, 2013 and 2014, respectively. Toyota uses primarily quoted market prices for identical assets to measure fair value of these securities. “Other” includes primarily investment trusts. Generally, Toyota uses quoted market prices for similar assets or quoted non-active market prices for identical assets to measure fair value of these securities. These assets are classified in Level 2.

Derivative financial instruments -

See note 20 to the consolidated financial statements about derivative financial instruments. Toyota primarily estimates the fair value of derivative financial instruments using industry-standard valuation models that require observable inputs including interest rates and foreign exchange rates, and the contractual terms. The usage of these models does not require significant judgment to be applied. These derivative financial instruments are classified in Level 2. In other certain cases when market data is not available, key inputs to the fair value measurement include quotes from counterparties, and other market data. Toyota assesses the reasonableness of changes of the quotes using observable market data. These derivative financial instruments are classified in Level 3. Toyota’s derivative fair value measurements consider assumptions about counterparty and our own non-performance risk, using such as credit default probabilities.

The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the periods ended March 31, 2012, 2013 and 2014:

	Yen in millions
	For the year ended March 31, 2012
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	—	6,794	6,794
Total gains (losses)
Included in earnings	—	6,476	6,476
Included in other comprehensive income (loss)	—	—	—
Purchases and issuances	—	—	—
Settlements	—	(3,832)	(3,832)
Other	1,684	(4,699)	(3,015)

Balance at end of year	1,684	4,739	6,423

	Yen in millions
	For the year ended March 31, 2013
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	1,684	4,739	6,423
Total gains (losses)
Included in earnings	24	2,118	2,142
Included in other comprehensive income (loss)	58	—	58
Purchases and issuances	3,607	—	3,607
Settlements	(1,563)	(2,343)	(3,906)
Other	3,079	613	3,692

Balance at end of year	6,889	5,127	12,016

	Yen in millions
	For the year ended March 31, 2014
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	6,889	5,127	12,016
Total gains (losses)
Included in earnings	(28)	3,460	3,432
Included in other comprehensive income (loss)	(228)	—	(228)
Purchases and issuances	2,575	—	2,575
Settlements	(1,555)	(1,579)	(3,134)
Other	1,439	536	1,975

Balance at end of year	9,092	7,544	16,636

“Included in earnings” in marketable securities and other securities investments and derivative financial instruments are included in “Other income (loss), net” and “Cost of financing operations” in the accompanying consolidated statements of income, respectively.

In the reconciliation table above, derivative financial instruments are presented net of assets and liabilities. The other amount includes the impacts of level transfers and currency translation adjustments for the year ended March 31, 2012, and includes the currency translation adjustments for the years ended March 31, 2013 and 2014.

As of March 31, 2014, the Level 3 assets and liabilities measured at fair value on a recurring basis are not significant.

Certain assets and liabilities are measured at fair value on a nonrecurring basis. During the years ended March 31, 2013 and 2014, Toyota measured certain finance receivables at fair value of ¥32,974 million and ¥22,432 million based on the collateral value, resulting in gains of ¥978 million and ¥220 million. This fair value measurement on a nonrecurring basis is classified in Level 3. See note 21 to the consolidated financial statements for the fair value measurement. These Level 3 financial assets are not significant.